Submission	Jul. 17, 2026
Submission [Line Items]
Central Index Key	0002023311
Registrant Name	ASCENTAGE PHARMA GROUP INTERNATIONAL
Form Type	F-3
Submission Type	F-3ASR
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A